Financial income and expense	12 Months Ended
Mar. 31, 2020
Disclosure of Financial income and expense [Abstract]
Disclosure of finance income (cost) [text block]
28.	Financial income and expense

	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
Interest income on bank deposits	32,094	26,025	25,168
Others	161,783	20,289	104,157
Finance income	193,877	46,314	129,325
Interest expense on lease obligations	171,824	14,747	31,169
Bank charges (including letter of credit, bill discounting and buyer’s credit charges)	118,290	97,757	92,332
Interest expense on borrowings	764,018	615,840	373,279
Finance expense	(1,054,132)	(728,344)	(496,780)
Net finance income / (expense) recognized in profit or loss	(860,256)	(682,030)	(367,455)